Acquisition - Schedule of Purchase Price Allocation (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 19, 2014	Oct. 29, 2014
Business Acquisition [Line Items]
Goodwill	$ 30,579	$ 30,579	$ 30,579
A S V Holding LLC
Business Acquisition [Line Items]
Cash					$ 2	$ 25,000
Accounts receivable					18,232
Prepaid expenses					71
Inventory				$ 26,757	26,757
Total fixed assets					18,915
Goodwill				$ 30,579	30,579
Deferred financing costs					2,767
Accounts payable					(9,459)	$ (1,411)
Accrued expenses					(7,358)
Taxes payable					(16,230)
Accrued pension liability					(839)
Assumption of non-recoursedebt					(44,650)
Net assets acquired					49,787
Customer Relationships | A S V Holding LLC
Business Acquisition [Line Items]
Intangible assets					16,000
Tradename and Trademarks | A S V Holding LLC
Business Acquisition [Line Items]
Intangible assets					7,000
Patents and Unpatented Technology | A S V Holding LLC
Business Acquisition [Line Items]
Intangible assets					$ 8,000